Cromwell CenterSquare Real Estate Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 1.09%
Real Estate Management/Services - 1.09%
Tricon Residential, Inc.	165,700	$1,226,180
TOTAL COMMON STOCKS (Cost $1,308,917)		1,226,180

REITS - 98.13%
Apartments - 12.64%
American Homes 4 Rent - Class A	50,681	1,707,443
AvalonBay Communities, Inc.	18,578	3,190,586
Elme Communities	31,449	428,964
Equity Residential	59,191	3,475,104
Independence Realty Trust, Inc.	21,594	303,827
Invitation Homes, Inc.	80,920	2,564,355
Mid-America Apartment Communities, Inc.	2,980	383,377
UDR, Inc.	60,005	2,140,378
		14,194,034
Diversified - 29.78%
American Tower Corp.	63,830	10,496,844
Broadstone Net Lease, Inc.	96,070	1,373,801
Crown Castle, Inc.	4,070	374,562
Digital Realty Trust, Inc.	35,950	4,350,669
Equinix, Inc.	10,314	7,490,646
Lamar Advertising Co. - Class A	3,920	327,202
SBA Communications Corp.	21,890	4,381,721
VICI Properties, Inc.	85,500	2,488,050
Weyerhaeuser Co.	70,420	2,159,077
		33,442,572
Health Care - 12.11%
CareTrust REIT, Inc.	45,836	939,638
Healthpeak Properties, Inc.	147,770	2,713,057
Medical Properties Trust, Inc.	146,004	795,722
Omega Healthcare Investors, Inc.	34,370	1,139,709
Ventas, Inc.	83,740	3,527,966
Welltower, Inc.	54,680	4,479,386
		13,595,478
Hotels - 2.82%
DiamondRock Hospitality Co.	72,880	585,226
Host Hotels & Resorts, Inc.	114,140	1,834,230
Xenia Hotels & Resorts, Inc.	63,283	745,474
		3,164,930
Manufactured Homes - 2.86%
Sun Communities, Inc.	27,112	3,208,434

Office Property - 5.04%
Alexandria Real Estate Equities, Inc.	16,430	1,644,643
Boston Properties, Inc.	18,770	1,116,440
Cousins Properties, Inc.	53,760	1,095,091
Douglas Emmett, Inc.	74,571	951,526
Kilroy Realty Corp.	27,140	857,895
		5,665,595
Regional Mall - 2.25%
Simon Property Group, Inc.	23,370	2,524,661

Shopping Centers - 6.10%
Brixmor Property Group, Inc.	80,850	1,680,063
Kimco Realty Corp.	139,010	2,445,186
Retail Opportunity Investments Corp.	92,669	1,147,242
RPT Realty	73,193	772,918
Urban Edge Properties	52,545	801,837
		6,847,246
Single Tenant - 5.49%
Agree Realty Corp.	57,360	3,168,566
NNN REIT, Inc.	3,140	110,968
Realty Income Corp.	57,890	2,891,027
		6,170,561
Storage - 6.95%
Extra Space Storage, Inc.	38,050	4,626,119
Public Storage	12,060	3,178,051
		7,804,170
Warehouse/Industrial - 12.09%
First Industrial Realty Trust, Inc.	39,960	1,901,696
Prologis, Inc.	80,590	9,043,004
Rexford Industrial Realty, Inc.	53,300	2,630,355
		13,575,055
TOTAL REITS (Cost $114,044,418)		110,192,736

Total Investments (Cost $115,353,335) - 99.22%		111,418,916

MONEY MARKET DEPOSIT ACCOUNTS - 0.46%
U.S. Bank Money Market Deposit Account, 5.200% (a)	521,506	521,506
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (Cost $521,506)		521,506

Other Assets in Excess of Liabilities - 0.32%		360,794
TOTAL NET ASSETS - 100.00%		$112,301,216

(a)
The Money Market Deposit Account (“MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2023.

Abbreviations:
REITs	Real estate investment trusts.

Summary of Fair Value Exposure at September 30, 2023

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$1,226,180	$-	$-	$1,226,180
REITs(1)	110,192,736	-	-	110,192,736
Total Assets	$111,418,916	$-	$-	$111,418,916

(1) See the Schedule of Investments for industry classifications.